GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Mar. 31, 2025
General And Administrative Expenses
GENERAL AND ADMINISTRATIVE EXPENSES

NOTE – 5 GENERAL AND ADMINISTRATIVE EXPENSES

The following table sets forth the breakdown of our administrative expenses for the years ended March 31, 2023, 2024 and 2025:

	Year ended March 31,
	2023	2024	2025
	HKD	HKD	HKD

Accounting fee	$16,000	$24,000	$113,000
Bank charges	12,051	3,760	72,270
Insurance expenses	3,298	30,376	356,788
Staff payroll costs	395,000	232,956	1,411,500
Listing fees	-	-	3,503,862
Legal and professional fees	-	-	188,842
Travelling expenses	-	-	172,228
Marketing fee for events	-	-	541,965
Office expenses	17,954	329,360	296,346
Warehouse rent	-	-	216,036
Sundries	46,333	45,834	446,617
Total:	$490,636	$666,286	$7,319,454

The listing fee mainly represented professional fees and auditors’ remuneration incurred for listing.